LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

23.LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

	December 31,	December 31,
	2020	2019
Lands and forests acquisition
Real estate receivables certificates (1)	37,104	78,345
	37,104	78,345
Business combination
Facepa (2)	41,721	42,533
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (3)	423,403	420,737
	465,124	463,270
	502,228	541,615

Current	101,515	94,414
Non-current	400,713	447,201
1)	Refers to obligations with the acquisition of land, farms, reforestation and houses built in Maranhão, updated by IPCA.
2)

Acquired in March 2018, for the amount of R$307,876, upon payment of R$267,876 and the remaining updated at IPCA, adjusted by possible losses incurred up to the payment date, with maturities in March 2023 and March 2028.

3)

On August 2014, the Company acquired the Vale Florestar S.A. through VFFIP, for the total amount of R$528,941 with a upon payment of R$44,998 and remaining with maturity to August 2029. The monthly settlements are subject to interest and updated by the variation of the U.S. Dollar exchange rate and partially updated by the IPCA.